Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes

6. Income Taxes

During the three and nine months ended September 30, 2024, the Company’s effective income tax rate was 8.3% and 7.6%, and for the three and nine months ended September 30, 2023, the Company’s effective tax rate was (4.5)% and 1.6%. The projected annual effective tax rate is less than the Federal statutory rate of 21%, primarily due to the change in the valuation allowance, as well as changes to estimated taxable income for 2024 and permanent differences. There was $547 thousand deferred income tax benefit and $569 thousand deferred income tax expense for the three months ended September 30, 2024 and 2023.. There was $1.8 million and $524 thousand deferred income tax benefit for the nine months ended September 30, 2024 and 2023, offset with a $63 thousand and $0 current tax expense for nine months ended September 30, 2024 and 2023.

In connection with the strategic contract pipeline acquired in the asset acquisition that occurred in October 2021, the Company is required to recognize a deferred tax impact of acquiring an asset in a transaction that is not a business combination when the amount paid exceeds the tax basis on the acquisition date. As such, the Company is required to adjust the value of the strategic contract pipeline by approximately $10.9 million at inception date, in which was recorded as a deferred tax liability and this amount will be amortized over the life of the asset. For the three and nine months ended September 30, 2024 and 2023, the Company amortized $547 thousand and $1.6 million.

The Company provides for recognition of deferred tax assets if the realization of such assets is more likely than not to occur in accordance with accounting standards that address income taxes. Significant management judgment is required in determining the period in which the reversal of a valuation allowance should occur. The Company has considered all available evidence, both positive and negative, such as historical levels of income and future forecasts of taxable income amongst other items, in determining its valuation allowance. In addition, the Company’s assessment requires us to schedule future taxable income in accordance with accounting standards that address income taxes to assess the appropriateness of a valuation allowance which further requires the exercise of significant management judgment.

The Company believes that the accounting estimate for the valuation of deferred tax assets is a critical accounting estimate because judgment is required in assessing the likely future tax consequences of events that have been recognized in our financial statements or tax returns. The Company based the estimate of deferred tax assets and liabilities on current tax laws and rates and, in certain cases, business plans and other expectations about future outcomes. In the event that actual results differ from these estimates, or the Company adjusts these estimates in future periods, the Company may need to adjust the recorded valuation allowance, which could materially impact our financial position and results of operations. The Company has a full valuation allowance for the deferred tax asset of $36.7 million and $36.8 million on September 30, 2024 and December 31, 2023, respectively. We will continue to evaluate the ability to realize our deferred tax assets and related valuation allowance on a quarterly basis.

7. Income Taxes

Income tax expense (benefit) for each of the years ended December 31 consists of the following:

(Dollars in thousands)	2023	2022

Federal	$—	$—
State	40	42
Deferred	(1,107)	(1,388)
Total	$(1,067)	$(1,346)

The significant components of deferred income tax expense (benefit) from operations for each of the years ended December 31 consists of the following:

(Dollars in thousands)	2023	2022

Deferred tax expense (benefit)	$2,566	$(12,760)
Net operating loss carry forward	(9,813)	(7,359)
Valuation allowance	6,140	18,731
	$(1,107)	$(1,388)

The Company’s effective income tax rate from operations differed from the Federal statutory rate for each of the years ended December 31 as follows:

	2023	2022
Federal statutory tax rate	21%	21%
Change in valuation allowance	(15)	(17)
State taxes, net of federal benefit	—	—
Expiration of stock option	(1)	—
Loss on extinguishment of debt	(1)	(2)
Other deferred Adjustments	(1)	(1)
Tax rate	3%	1%

Deferred Tax (Liabilities) Assets:

Deferred tax (liabilities) assets are determined based on the temporary differences between the financial statement and tax bases of assets and liabilities as measured by the enacted tax rates. Temporary differences, net operating loss carryforwards and tax credit carryforwards that give rise to deferred tax assets and liabilities are summarized as follows as of December 31:

(Dollars in thousands)	2023	2022

Deferred tax assets:
Accruals and reserves	$274	$251
Net operating loss	28,951	19,137
Property, plant and equipment	5,777	10,093
Stock options	1,562	996
Research and development tax credit	227	174
Deferred tax assets	36,791	30,651
Valuation allowance	(36,791)	(30,651)
Deferred tax assets, net of valuation allowance	—	—

Deferred tax liabilities:
Intangibles	(7,779)	(8,886)
Deferred tax liabilities	(7,779)	(8,886)
Deferred tax liabilities, net	$(7,779)	$(8,886)

In connection with the strategic contract pipeline acquired in the Soluna Callisto acquisition as further discussed in Note 6, ASC 740-10-25-51 requires the recognition of a deferred tax impact of acquiring an asset in a transaction that is not a business combination when the amount paid exceeds the tax basis on the acquisition date. As such, the Company is required to adjust the value of the strategic contract pipeline by approximately $10.9 million and this amount will be amortized over the life of the asset.

Valuation Allowance:

The Company believes that the accounting estimate for the valuation of deferred tax assets is a critical accounting estimate because judgment is required in assessing the likely future tax consequences of events that have been recognized in our financial statements or tax returns. The Company based the estimate of deferred tax assets and liabilities on current tax laws and rates and, in certain cases, business plans and other expectations about future outcomes.

As a result of its assessment in 2023, the Company increased its valuation allowance against its deferred tax assets. The increase in the valuation allowance caused incremental tax expense of $6.1 million to be recognized in 2023. The increase of the valuation allowance was based upon the uncertainty surrounding the Company’s projected future taxable income, causing the Company to evaluate what portion of the Company’s deferred tax assets it believes are more likely than not to be realized. The Company has determined that it will not generate sufficient levels of pre-tax earnings in the future to realize the deferred tax assets relating to net operating loss carryforwards and research and development credit carryforwards recorded on the balance sheet as of December 31, 2023. Taking into consideration existing levels of permanent differences, non-deductible expenses and the reversal of significant temporary differences, the Company has determined that all other deferred tax assets recorded on the balance sheet as of December 31, 2023, will be fully realized.

The valuation allowance on December 31, 2023 and 2022 was $36.8 million and $30.7 million, respectively. Activity in the valuation allowance for deferred tax assets is as follows as of December 31:

(Dollars in thousands)	2023	2022

Valuation allowance, beginning of year	$30,651	$11,921
Net operating (loss) income	9,813	7,361
Property, plant and equipment	(4,316)	10,093
Stock options	566	996
Research and development credit	53	30
Accrued expenses	24	250
Valuation allowance, end of year	$36,791	$30,651

Net operating losses:

As of December 31, 2023, the Company has unused Federal net operating loss carryforwards of approximately $126.2 million. Of these, none will expire in 2023, $52 million will expire between 2024 and 2035, and the remainder being carried forward indefinitely.

The Company’s and/or its subsidiaries’ ability to utilize their net operating loss carryforwards may be significantly limited by Section 382 of the IRC of 1986, as amended, if the Company or any of its subsidiaries undergoes an “ownership change” as a result of changes in the ownership of the Company’s or its subsidiaries’ outstanding stock pursuant to the exercise of the warrants or otherwise.

Unrecognized tax benefits:

The Company has unrecognized tax benefits of $0 and $0 thousand as of December 31, 2023 and 2022.

Additionally, the Company does not have uncertain tax positions that it expects will increase or decrease within twelve months of this reporting date. The Company recognizes interest and penalties related to uncertain tax positions as a component of tax expense. The Company did not recognize any interest or penalties in 2023 and 2022.

The Company files income tax returns, including returns for its subsidiaries, with federal and state jurisdictions. The Company is no longer subject to IRS or state examinations for any periods prior to 2019, although carryforward attributes that were generated prior to 2021 may still be adjusted upon examination by the IRS if they either have been or will be used in a future period.